UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07666

Name of Fund: BlackRock Investment Quality Municipal Income Trust (RFA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Investment Quality Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alaska — 0.2%
Northern Tobacco Securitization Corp., RB, Series A, 5.00%, 6/01/46	$50	$31,541
California — 9.9%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	195	211,187
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	130	139,123
Sutter Health, Series B, 6.00%, 8/15/42	120	130,846
California State Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	200	216,098
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	200	213,648
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	240	256,834
State of California, GO, Various Purpose, 6.00%, 3/01/33	185	208,199
		1,375,935
Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	155	162,386
Delaware — 1.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	175	176,024
Florida — 7.1%
Arborwood Community Development District, Special Assessment Bonds, Master Infrastructure Projects, Series B, 5.10%, 5/01/14	195	165,052
County of Lee Florida, Refunding RB, Series A, AMT, 5.38%, 10/01/32	150	149,154
Manatee County Housing Finance Authority, RB, Series A, AMT (Ginnie Mae), 5.90%, 9/01/40	145	157,644

Municipal Bonds	Par (000)	Value
Florida (concluded)
Orange County Health Facilities Authority, RB, 5.00%, 1/01/29	$115	$117,845
Village Center Community Development District, RB, Series A (NPFGC), 5.00%, 11/01/32	450	398,632
		988,327
Illinois — 10.7%
Chicago Board of Education, GO, Series A:(a)
5.50%, 12/01/39	130	137,735
5.00%, 12/01/41	35	34,890
Chicago Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36 (a)	45	46,529
City of Chicago Illinois, Refunding RB, General, Third Lien, Series C, 6.50%, 1/01/41	445	511,937
Illinois Finance Authority, RB, Navistar International, Recovery Zone, 6.50%, 10/15/40	75	77,372
Illinois Finance Authority, Refunding RB, Series A:
Carle Foundation, 6.00%, 8/15/41	250	255,918
Northwestern Memorial Hospital, 6.00%, 8/15/39	250	273,702
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	100	105,558
6.00%, 6/01/28	30	31,195
		1,474,836
Indiana — 5.5%
Indiana Finance Authority WasteWater Utility,First Lien, Series A, RB, 5.25%, 10/01/31	200	216,208
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	335	365,683
Indianapolis Local Public Improvement Bond Bank, RB, 5.00%, 6/01/25	170	180,909
		762,800
Iowa — 0.2%
Iowa Tobacco Settlement Authority, RB, Series C, 5.63%, 6/01/46	40	28,559

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
EDA	Economic Development Authority
EDC	Economic Development Corporation
ERB	Education Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family

BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kansas — 2.0%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	$250	$271,975
Kentucky — 4.1%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	100	104,457
Louisville & Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital St. Marys HealthCare, 6.13%, 2/01/37	215	221,317
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	220	243,795
		569,569
Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	100	104,236
Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	190	207,881
Maryland — 1.1%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	145	145,574
Massachusetts — 8.9%
Massachusetts Development Finance Agency, Refunding RB, Trustees Deerfield Academy, 5.00%, 10/01/40	125	137,044
Massachusetts HFA, HRB, Series B, AMT, 5.50%, 6/01/41	220	223,296
Massachusetts HFA, Refunding HRB, Series F, AMT, 5.70%, 6/01/40	250	256,422
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	120	120,898
Massachusetts School Building Authority, Senior, RB ,Series B, 5.00%, 10/15/41(a)	215	229,594
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	250	270,390
		1,237,644
Michigan — 5.8%
Lansing Board of Water & Light Utilities System, RB, Series A, 5.50%, 7/01/41	130	143,088

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	$250	$275,153
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	325	385,469
		803,710
Nevada — 5.4%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	250	278,750
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	440	471,618
		750,368
New Jersey — 6.0%
New Jersey EDA, Refunding RB:
School Facilities Construction, Series AA, 5.50%, 12/15/29	250	269,478
New Jersey American Water Co., Inc., Series A, AMT, 5.70%, 10/01/39	175	183,176
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	165	171,669
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	190	209,528
		833,851
New York — 6.1%
Hudson Yards Infrastructure Corp., RB, 5.75%, 2/15/47	40	42,356
New York City Transitional Finance Authority, RB:
Sub-Series S-2A, 5.00%, 7/15/30	185	199,904
Fiscal 2009, Series S-3, 5.25%, 1/15/39	250	266,800
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	85	88,202
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	225	247,140
		844,402
Pennsylvania — 9.5%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	300	332,643
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.15%, 4/01/38	200	204,068

BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB:
Sub-Series C (AGC), 6.25%, 6/01/38	$215	$245,276
Sub-Series A, 6.00%, 12/01/41	350	372,134
Philadelphia Hospitals and Higher Education Facilities Authority, RB Series D, 5.00%, 7/01/32	155	160,397
		1,314,518
Texas — 11.2%
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.00%, 1/01/41	240	241,606
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	140	159,585
Harris County Cultural Education Facilities Finance Corp., RB, 5.25%, 10/01/29	100	106,176
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	250	280,872
Harris County Metropolitan Transit Authority, RB, 5.00%, 11/01/36	55	58,981
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	250	271,745
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	280	299,692
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	125	133,379
		1,552,036
Virginia — 2.1%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	250	285,728
West Virginia — 0.6%
West Virginia State University, RB, 5.00%, 10/01/36	75	80,263
Total Municipal Bonds – 101.2%		14,002,163

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
California — 20.4%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	300	324,147

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
California (concluded)
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	$300	$310,731
Los Angeles Community College District California, GO:
Election of 2008, Series C, 5.25%, 8/01/39	390	426,574
Series A, 6.00%, 8/01/33	700	797,602
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	60	63,397
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	615	669,709
University of California, RB, Series O, 5.75%, 5/15/34	210	235,015
		2,827,175
District of Columbia — 4.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30	195	220,925
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	300	327,488
		548,413
Florida — 3.8%
Hillsborough County Aviation Authority, RB, Series A, AMT (AGC), 5.50%, 10/01/38	280	286,037
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2 (Ginnie Mae), 6.00%, 9/01/40	225	236,961
		522,998
Illinois — 5.2%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	400	460,004
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	250	263,687
		723,691
Nevada — 4.1%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	500	561,710
New Hampshire — 1.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	165	182,378
New Jersey — 2.3%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	300	312,495

BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
New York — 6.3%
New York City Municipal Water Finance Authority, RB:
Series FF-2, 5.50%, 6/15/40	$255	$280,891
Fiscal 2009, Series A, 5.75%, 6/15/40	240	270,393
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	300	325,119
		876,403
Ohio — 1.7%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	230	231,886
South Carolina — 4.0%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	510	554,579
Texas — 5.4%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	300	328,648
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	400	420,396
		749,044
Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	130	138,824
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	240	242,726
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 61.3%		8,472,322
Total Long-Term Investments (Cost – $21,178,928) – 162.5%		22,474,485

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.10% (c)(d)	576,279	$576,279
Total Short-Term Securities (Cost – $576,279) – 4.2%		576,279
Total Investments (Cost — $21,755,207*) – 166.7%		23,050,764
Liabilities in Excess of Other Assets – (1.4)%		(196,105)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (32.2)%		(4,448,720)
AMPS, at Redemption Value – (33.1)%		(4,575,000)
Net Assets Applicable to Common Shares – 100.0%		$13,830,939

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$17,375,273
Gross unrealized appreciation	$1,325,211
Gross unrealized depreciation	(98,440)
Net unrealized appreciation	$1,226,771

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital	$229,594	$729
Pershing LLC	$172,625	$4,063
Wells Fargo	$46,529	$182

(b)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income

FFI Institutional Tax-Exempt Fund	302,911	273,368	576,279	$6

(d)	Represents the current yield as of report date.

BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	4

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Income Trust (RFA)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$22,474,485	—	$22,474,485
Short-Term Securities	$576,279	—	—	576,279
Total	$576,279	$22,474,485	—	$23,050,764

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Income Trust

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Income Trust

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Income Trust

Date: December 21, 2011